FAIR VALUE MEASUREMENTS - PIPE Forward Contract (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 06, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Risk-free interest rate	4.00%	4.76%	4.94%	4.76%
Expected term (years)	7 months 9 days	4 months 13 days	3 months 7 days	4 months 13 days
Probability of completing a business combination	90.00%	95.00%	80.00%	95.00%